Significant Operating Lease Arrangements - Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	$ 17,196.8	$ 11,622.9
Less than 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	3,116.2	1,321.5
Later than 1 year and not later than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	5,174.7	3,677.4
Later than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	$ 8,905.9	$ 6,624.0